                        GARTMORE VARIABLE INSURANCE TRUST

                       Van Kampen GVIT Comstock Value Fund
                      Dreyfus GVIT International Value Fund
                         Dreyfus GVIT Mid Cap Index Fund
                      Federated GVIT High Income Bond Fund
                           GVIT Equity 500 Index Fund
                         J.P. Morgan GVIT Balanced Fund
                     Van Kampen GVIT Multi Sector Bond Fund

                   Prospectus Supplement dated September 30, 2005
                         to Prospectus dated May 2, 2005

Capitalized  terms and  certain  other  terms  used in this  supplement,  unless otherwise defined in this supplement,  have the meanings assigned to them in the
Prospectus.

Effective  October  1,  2005,  a change  was made to the  benchmark  used by the
Federated GVIT High Income Bond Fund. As a result of this change,  the following amendment is made to the Prospectus.

The "Average Annual Total Returns" table for the Federated GVIT High Income Bond
Fund on page 13 is deleted and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2004:

--------------------------------- --------------- -------------- -------------
                                                                        SINCE
                                            1 YR          5 YRS  INCEPTION(2)
--------------------------------- --------------- -------------- -------------
Class I shares(1)                         10.10%          5.84%         5.66%
--------------------------------- --------------- -------------- -------------
Class III shares(3)                       10.10%          5.84%         5.66%
--------------------------------- --------------- -------------- -------------
Lehman Brothers U.S. Corporate
High Yield 2% Cap Index(4)                11.14%          7.24%         5.90%
--------------------------------- --------------- -------------- -------------
Lehman Brothers U.S. Corporate
High Yield Index(5)                       11.13%          6.97%         5.70%
--------------------------------- --------------- -------------- -------------

(1)  The existing shares of the Fund were designated Class I shares as of May 1,
     2001.

(2)  The Fund commenced operation on October 31, 1997.

(3)  Until the offering of Class III shares  (April 28, 2005) these  returns are based on the  performance  of Class I shares  of the  Fund.  Excluding  the effect of any fee  waivers or  reimbursements,  such prior  performance  is similar,  except as noted  below,  to what  Class  III  shares  would  have produced,  because all classes of shares  invest in the same  portfolio  of securities.  For  Class  III  shares,  these  returns  do not  reflect  the short-term  trading  fees  applicable  to such  shares;  if these fees were reflected,  the annual  returns for Class III shares would have been lower.
     See "Buying and Selling Fund  Shares--Short-Term  Trading  Fees" on page 35 for more information.

(4)  Effective  October 1, 2005,  the Fund changed its benchmark  index from the
     Lehman Brothers U.S. Corporate High Yield Index to the Lehman Brothers U.S.
     Corporate High Yield 2% Cap Index ("2% Cap Index").  The 2% Cap Index is an
     unmanaged index comprising fixed-rate, non-investment-grade debt securities that are U.S.  dollar-denominated and nonconvertible;  the maximum exposure to any one issuer is limited to 2%. Both indices  contain the same universe of  securities,  but the 2% Cap Index  caps  individual  issuers at 2%. The issuer weight cap in the 2% Cap Index more closely  reflects the management style of the Fund.  Unlike mutual funds,  the 2% Cap Index does not include expenses. If this Index included expenses, the actual returns of this Index would be lower.

(5)  The Lehman Brothers U.S. Corporate High Yield Index--an  unmanaged index of bonds that are rated  below  investment  grade--is  a broad  measure of the performance of these  securities.  Unlike mutual funds, the Lehman Brothers
     U.S.  Corporate High Yield Index does not include  expenses.  If this Index included expenses, the actual returns of this Index would be lower.

                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                         PROSPECTUS FOR FUTURE REFERENCE